SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) position	Dec. 31, 2024 USD ($) position	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments held by the Group continuous unrealized loss position | position	0	0
Remaining lease term	8 years
Maximum percentage of income tax positions realized	50.00%
Percentage of VAT rate for goods sold	13.00%
Assets, Level 1 to 2 transfers	$ 0	$ 0	$ 0
Assets, Level 2 to 1 transfers	0	0	0
Liabilities, Level 1 to 2 transfers	0	0	0
Liabilities, Level 2 to 1 transfers	0	0	0
Assets, Transfers into and out of Level 3	0	0	0
Liabilities, Transfers into and out of Level 3	0	0	0
Chinese mainland Contribution Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefits expensed	$ 17,500	$ 14,600	$ 13,200
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of VAT rate for services rendered	6.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of VAT rate for services rendered	9.00%